ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Allowance for Credit Losses by Classification
Changes in the allowance by loan category as of December 31 were as follows:

	2025
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$49,987	$13,079	$19,216	$35,721	$17,822	$14,774	$3,564	$2,628	$156,791
Initial allowance on purchased loans	14,084	0	876	3,183	3,352	697	1,460	0	23,652
Provision for credit losses	32,108	4,827	(2,896)	1,786	(3,060)	508	1,112	2,140	36,525
Gross charge-offs	(21,975)	(3,276)	(245)	(3,538)	(167)	(373)	(4,832)	(2,269)	(36,675)
Recoveries	951	532	0	1,237	137	429	2,570	338	6,194
Total net charge-offs	(21,024)	(2,744)	(245)	(2,301)	(30)	56	(2,262)	(1,931)	(30,481)
Ending allowance for credit losses	$75,155	$15,162	$16,951	$38,389	$18,084	$16,035	$3,874	$2,837	$186,487

	2024
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$44,319	$12,365	$11,003	$34,903	$18,088	$13,322	$4,888	$2,545	$141,433
Provision for credit losses	17,705	4,018	8,213	11,232	(229)	1,239	4,852	2,181	49,211
Gross charge-offs	(14,648)	(3,392)	0	(10,633)	(143)	(447)	(7,460)	(2,586)	(39,309)
Recoveries	2,611	88	0	219	106	660	1,284	488	5,456
Total net charge-offs	(12,037)	(3,304)	0	(10,414)	(37)	213	(6,176)	(2,098)	(33,853)
Ending allowance for credit losses	$49,987	$13,079	$19,216	$35,721	$17,822	$14,774	$3,564	$2,628	$156,791

	2023
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$42,313	$3,571	$13,527	$41,106	$12,684	$12,447	$4,945	$2,384	$132,977
Provision for credit losses	19,647	13,162	(2,524)	(3)	5,196	600	5,944	1,052	43,074
Gross charge-offs	(19,175)	(4,423)	0	(8,723)	(39)	(340)	(6,442)	(1,173)	(40,315)
Recoveries	1,534	55	0	2,523	247	615	441	282	5,697
Total net charge-offs	(17,641)	(4,368)	0	(6,200)	208	275	(6,001)	(891)	(34,618)
Ending allowance for credit losses	$44,319	$12,365	$11,003	$34,903	$18,088	$13,322	$4,888	$2,545	$141,433